ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 21, 2022	Feb. 26, 2021	Feb. 12, 2021	Jan. 26, 2021	May 14, 2019
Net loss	$ (1,604,848)			$ (1,409,427)			$ (6,353,921)	$ (3,549,645)	$ (5,763,947)	$ (4,444,505)
Working Capital Deficit	13,488,597						13,488,597		1,714,938
Cash	1,081,917						1,081,917		191,485	$ 198,473
Net loss	$ (1,674,989)	$ (3,452,489)	$ (1,497,773)	$ (1,263,990)	$ (1,144,144)	$ (1,361,139)	$ (6,625,251)	$ (3,769,273)	$ 5,373,015
Membership interest									51.00%
Equity ownership, percentage													51.00%
Boston Solar [Member]
Membership interest	80.10%						80.10%				80.10%
Box Pure Air, LLC
Cash									$ 0
Membership interest	100.00%						100.00%					51.00%
Discount Indoor Garden Supply, Inc. [Member]
Membership interest	51.00%						51.00%
Direct Solar America [Member]
Equity ownership, percentage	51.00%						51.00%								51.00%
Preferred Stock Class A
Membership interest	90.00%						90.00%
Equity ownership, percentage									51.00%
Class C convertible preferred stock [Member]
Membership interest									51.00%			51.00%
Class D convertible preferred stock [Member]
Membership interest									90.00%
Undesignated Preferred Stock [Member]
Net loss									$ (458,625)
Membership interest									100.00%					100.00%
Equity ownership, percentage														1.00%